Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The change in the Company's accrued benefit obligations is summarized as follows:

	Pension benefit plans Years ended December 31,			Other benefit plans Years ended December 31,
	2018	2017	2016	2018	2017	2016
	$	$	$	$	$	$
Balances – Beginning of the year	14,145	13,197	12,375	84	217	281
Current service cost	66	107	87	6	14	13
Interest cost	224	237	282	1	3	—
Actuarial (gain) loss arising from changes in financial assumptions	(193)	(694)	1,479	19	(115)	—
Benefits paid	(492)	(485)	(399)	(2)	(66)	(60)
Impact of foreign exchange rate changes	(650)	1,783	(627)	(3)	31	(17)
Balances – End of the year	13,100	14,145	13,197	105	84	217
Amounts recognized:
In net loss	(290)	(344)	(369)	(26)	98	(13)
In other comprehensive income (loss)	843	(1,089)	(852)	3	(31)	17
In accordance with the assumptions used as at December 31, 2018, undiscounted defined pension benefits expected to be paid, in Euro, are as follows:

$
2019	453
2020	458
2021	463
2022	468
2023	476
Thereafter	13,658
15,976

Disclosure of defined benefit plans
The significant actuarial assumptions applied to determine the Company's accrued benefit obligations are as follows:

	Pension benefit plans			Other benefit plans
	Years ended December 31,			Years ended December 31,
Actuarial assumptions	2018	2017	2016	2018	2017	2016
	%	%	%	%	%	%
Discount rate	1.90	1.70	1.60	1.90	1.70	1.60
Pension benefits increase	1.80	1.80	1.80	1.80	1.80	1.80
Rate of compensation increase	2.00	2.00	2.00	2.00	2.00	2.00
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	2018	2017	2016
Retiring at the end of the reporting period:
Male	20	20	20
Female	24	24	24
Retiring 20 years after the end of the reporting period:
Male	28	22	22
Female	31	26	26
If variations in the following assumptions had occurred during 2018, the impact on the Company's pension benefit obligation of $13,100 as at December 31, 2018 would have been as follows:

Assumption	Increase	Decrease

Change interest rate by 0.25%	(467)	498
Change salary rate by 0.25%	19	(17)
Change pension by 0.25%	372	(355)
Change mortality by 1 year	464	(463)